Sarah R. Crespi State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 Sarah.Crespi@StateStreet.com

June 28, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated June 28, 2017, do not differ from those contained in Post-Effective Amendments listed below to the Trust’s Registration Statement on Form N-1A, filed electronically on June 28, 2017:

Series	Post-Effective Amendment No.
iShares ESG 1-5 Year USD Corporate Bond ETF	1,773
iShares ESG USD Corporate Bond ETF	1,774

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi

Assistant Secretary

cc:	Benjamin J. Haskin, Esq.